UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	August 4, 2006

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       55

Form 13F Information Table value total:       $108557



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aetna Inc.                 COM              00817Y108       5278  132170SH       SOLE                           132170
AFLAC                      COM              001055102        234    5055SH       SOLE                             5055
Air Products and Chemicals COM              009158106        205    3200SH       SOLE                             3200
Allegheny Energy, Inc.     COM              017361106       2579   69568SH       SOLE                            69568
AmBev ADR                  SPONSORED ADR    20441W203       1928   46735SH       SOLE                            46735
Amphenol Corp Cl A         CLASS A          032095101       5675  101405SH       SOLE                           101405
Analog Devices, Inc.       COM              032654105        329   10251SH       SOLE                            10251
Bank of America CorporationCOM              060505104        457    9494SH       SOLE                             9494
BB&T Corporation           COM              054937107        285    6848SH       SOLE                             6848
Berkshire Hathaway B       CLASS B          084670207        250      82SH       SOLE                               82
BP Amoco                   COM              055622104        274    3941SH       SOLE                             3941
Capital One Financial Corp.COM              14040H105        319    3737SH       SOLE                             3737
Casavant Intl Mng Corp     COM               125809996         0   15718SH       SOLE                            15718
Caterpillar, Inc.          COM               149123101      1327   17820SH       SOLE                            17820
Charles Schwab & Co.       COM               808513105       351   21952SH       SOLE                            21952
Chevrontexaco Corp         COM               166764100       228    3680SH       SOLE                             3680
Coca-Cola Company          COM               191216100       219    5090SH       SOLE                             5090
Constellation Brands       COM              21036P108       2379   95385SH       SOLE                            95385
Constellation Energy Group,COM               210371100       236    4325SH       SOLE                             4325
Covance Inc.               COM               222816100      4291   70095SH       SOLE                            70095
CVS Corp                   COM               126650100      1751   57236SH       SOLE                            57236
Dean Foods Co              COM               242370104      2337   62847SH       SOLE                            62847
Devon Energy Corporation   COM              25179M103       2697   44649SH       SOLE                            44649
Du Pont (E.I.)             COM               263534109       254    6109SH       SOLE                             6109
Duke Energy Corporation    COM               264399106      2523   85891SH       SOLE                            85891
Dun & Bradstreet CorporatioCOM              26483E100       3833   55007SH       SOLE                            55007
EOG Resources, Inc.        COM              26875P101       2127   30680SH       SOLE                            30680
Exxon Mobil Corporation    COM              30231G102       2296   37432SH       SOLE                            37432
First Data Corp.           COM               319963104       284    6301SH       SOLE                             6301
Franklin Resources Inc     COM               354613101      4239   48825SH       SOLE                            48825
General Electric Co.       COM               369604103       910   27595SH       SOLE                            27595
Horseshoe Gold Mining      COM              44075E107          3   10500SH       SOLE                            10500
iShares MSCI EAFE Index    COM               464287465       370    5665SH       SOLE                             5665
L-3 Communications Hldgs   COM               502424104      3060   40575SH       SOLE                            40575
Lehman Brothers Holdings, ICOM               524908100      5302   81377SH       SOLE                            81377
Metlife, Inc.              COM              59156R108       4449   86884SH       SOLE                            86884
Minnesota Mining & Mfg     COM               604059105       205    2537SH       SOLE                             2537
Natl Semiconductor Corp    COM               637640103      3829  160553SH       SOLE                           160553
Nordstrom, Inc.            COM               655664100      3443   94325SH       SOLE                            94325
PepsiCo, Inc.              COM               713448108       210    3492SH       SOLE                             3492
Praxair, Inc.              COM              74005P104       4269   79056SH       SOLE                            79056
Procter & Gamble Company   COM               742718109       940   16908SH       SOLE                            16908
Prudential Financial Inc   COM               744320102      4717   60872SH       SOLE                            60872
S&P 500 Equal Weighted     COM              78355W106       1858   43434SH       SOLE                            43434
Schlumberger Limited       COM               806857108      1891   29045SH       SOLE                            29045
SPDR Trust                 COM              78462F103       1410   11084SH       SOLE                            11084
Staples, Inc.              COM               855030102      4226  173560SH       SOLE                           173560
State Street Corporation   COM               857477103       213    3665SH       SOLE                             3665
Suncor Energy Inc          COM               867229106      2342   28910SH       SOLE                            28910
Sunoco, Inc.               COM              86764P109       3427   49455SH       SOLE                            49455
W.R. Berkley Corp.         COM              084423102       6808  199468SH       SOLE                           199468
Wachovia Corp.             COM               929903102       708   13085SH       SOLE                            13085
Walgreen Co.               COM               931422109       227    5063SH       SOLE                             5063
Wellpoint Inc.             COM              94973H108       4227   58089SH       SOLE                            58089
Wyeth                      COM               983024100       328    7385SH       SOLE                             7385